Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI IMI Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI AC World Index IMI Net (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent		22.05%	10.75%	11.45%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Dow Jones Moderate Portfolio Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones Moderate Portfolio Index(reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent		13.82%	5.31%	7.32%
Elm Market Navigator ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.75%	6.87%	8.08%
Elm Market Navigator ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.69%	6.67%	7.98%
Elm Market Navigator ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.92%	5.33%	6.57%